Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Knife River Corporation
401(k) Retirement Plan
Employer Identification Number (92-1008893) - Plan Number (001)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investments (number of shares)	(d) Cost	(e) Current value
*	Knife River Common Stock	881,834	**	$62,037,055
	Mutual Funds:
	American Funds - EuroPacific Growth Fund	318,974	**	19,323,454
	BlackRock Inflation Protected Bond Fund	487,395	**	4,781,347
	DFA International Value Portfolio Fund	661,098	**	18,900,806
	Dodge & Cox Balanced Fund	4,190,810	**	56,575,932
	Fidelity Extended Market Index Fund	349,756	**	35,209,911
	Fidelity 500 Index Fund	418,040	**	99,376,462
	Fidelity Total International Index Fund	545,530	**	9,448,588
	Fidelity US Bond Index Fund	2,700,443	**	28,516,679
*	Principal Diversified Real Asset Fund	59,611	**	729,048
	T. Rowe Price Institutional Large Cap Growth Fund	1,031,970	**	87,686,499
	T. Rowe Price U.S. Equity Research Fund	650,308	**	43,817,729
	Collective Trust Funds:
	GW&K Small/Mid Cap Core I Fund	739,753	**	20,262,898
	T. Rowe Price Retirement 2010 Fund	103,980	**	2,598,456
	T. Rowe Price Retirement 2015 Fund	168,995	**	4,633,832
	T. Rowe Price Retirement 2020 Fund	583,170	**	17,454,288
	T. Rowe Price Retirement 2025 Fund	1,228,419	**	40,353,553
	T. Rowe Price Retirement 2030 Fund	1,501,679	**	54,465,914
	T. Rowe Price Retirement 2035 Fund	1,178,935	**	46,909,827
	T. Rowe Price Retirement 2040 Fund	1,195,084	**	51,030,074
	T. Rowe Price Retirement 2045 Fund	1,397,004	**	62,096,821
	T. Rowe Price Retirement 2050 Fund	727,313	**	32,554,544
	T. Rowe Price Retirement 2055 Fund	808,248	**	36,217,601
	T. Rowe Price Retirement 2060 Fund	739,007	**	21,187,331
	T. Rowe Price Retirement 2065 Fund	351,367	**	6,300,018
	T. Rowe Price Retirement Balanced Fund	107,970	**	2,454,148
	Loomis Sayles Core Plus Fixed Income Fund	424,531	**	7,420,800
	Fully Benefit-Responsive Investment Contract:
	New York Life Insurance Anchor Account	55,863,527	**	55,863,527
	Total Investments			928,207,142
*	Participant Loan Funds ***	4.25% to 10.00%	$—	24,464,916
				$952,672,058
*    Indicates party-in-interest investment.
**    Cost information is not required for participant-directed investments, therefore it is not included.
***    Loan maturities range from January 3, 2026 through November 1, 2040.